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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment: [_]; Amendment Number:
This Amendment (Check only one): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management Holdings, L.P.
Address:  9 West 57th Street
          New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy Michel
Title: Vice President
Phone: 212-515-3200

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

    /s/ Cindy Michel          New York, New York          February 7, 2013
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

13F File Number                        Name
28-____________                        __________________________________
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                          2
Form 13F Information Table Entry Total:                    32
Form 13F Information Table Value Total:            17,952,198
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

No.  Form 13F File Number  Name
1    28-13441              Apollo Capital Management, L.P.
2    28-13439              Apollo Management, L.P.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
             COLUMN 1                  COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5          COLUMN 6  COLUMN 7
----------------------------------  ---------------- --------- -------------- ------------------------ ---------- --------


                                                                                              SH/ PUT/ INVESTMENT  OTHER
          NAME OF ISSUER            TITLE OF CLASS    CUSIP    VALUE (X$1000) SHRS OR PRN AMT PRN CALL DISCRETION MANAGER
----------------------------------  ---------------- --------- -------------- --------------- --- ---- ---------- --------
American Equity Investment Life HL  COM              025676206      38,391       2,578,289     SH       DEFINED        1
Berry Plastics Group Inc.           COM              08579W103   1,274,740      66,915,476     SH       DEFINED        2
Caesars Entertainment Corp.         COM              127686103     420,215      26,495,302     SH       DEFINED        2
Charter Communications Inc          CL A NEW         16117M305   1,738,407      17,318,265     SH       DEFINED        2
Charter Communications Inc          CL A NEW         16117M305      47,809         476,276     SH       DEFINED        1
CIT Group Inc.                      COM NEW          125581901       2,174          50,000     SH CALL  DEFINED        1
Core Mark Holding Co Inc            COM              218681104      25,633         499,562     SH       DEFINED        2
Delta Air Lines, Inc.               COM NEW          247361702         371          22,446     SH       DEFINED        1
Dun & Bradstreet Corp/The           COM              26483E950      12,548         150,000     SH  PUT  DEFINED        1
Genworth Financial Inc              COM CL A         37247D106         750          75,000     SH       DEFINED        1
iShares iBoxx High Yield Corporate
  Bond                              HIGH YLD CORP    464288513      95,800       1,000,000     SH  PUT  DEFINED        1
Leap Wireless International, Inc.   NOTE 4.500% 7/1  521863AL4      36,574      36,000,000    PRN       DEFINED        1
LyondellBasell Industries NV        SHS - A -        N53745100   5,319,756      84,053,663     SH       DEFINED    1 & 2
LyondellBasell Industries NV        SHS - A -        N53745100     230,481       3,641,663     SH       DEFINED        1
Magnachip Semiconductor Corp        COM              55933J203       3,043         175,800     SH       DEFINED        1
Metals USA Holdings Corp            COM              59132A104     407,397      19,728,650     SH       DEFINED        2
Molycorp Inc.                       NOTE 3.250% 6/1  608753AA7       1,838       3,000,000    PRN       DEFINED        1
Navistar International Corp.        COM              63934E958      11,882         343,700     SH  PUT  DEFINED        1
Nokia Corp                          COM              654902954       1,640         500,000     SH  PUT  DEFINED        1
Noranda Aluminum Holdings Corp.     COM              65542W107     147,452      32,840,000     SH       DEFINED        2
Norwegian Cruise Lines Holdings
  Ltd.                              SHS              G66721104   1,967,337      66,352,009     SH       DEFINED        2
Quality Distribution Inc.           COM              74756M102      38,780       4,611,194     SH       DEFINED        2
Radioshack Corp                     COM              750438953         853         254,000     SH  PUT  DEFINED        1
RAIT Financial Trust                COM NEW          749227609       2,790         350,000     SH       DEFINED        1
Realogy Holdings Corp               COM              75605Y106   3,446,744      86,313,948     SH       DEFINED        2
RELM Wireless Corp                  COM              759525108         429         188,971     SH       DEFINED        1
Rexnord Corp.                       COM              76169B102   1,328,022      62,554,045     SH       DEFINED        2
SPDR S&P 500 ETF Trust              TR UNIT          78462F953   1,284,694       8,200,000     SH  PUT  DEFINED        1
Verso Paper Corp.                   COM              92531L108      42,590      32,265,502     SH       DEFINED        2
Walter Invt Mgmt Corp               COM              93317W102       2,202         109,800     SH       DEFINED        1
Walter Invt Mgmt Corp               NOTE 4.500%11/0  93317WAA0      20,517      19,102,000    PRN       DEFINED        1
Xerium Technologies Inc             COM NEW          98416J118         339          62,311     SH       DEFINED        1

             COLUMN 1                     COLUMN 8
----------------------------------  --------------------
                                      VOTING AUTHORITY
                                    --------------------

          NAME OF ISSUER            SOLE   SHARED   NONE
----------------------------------  ---- ---------- ----
American Equity Investment Life HL   0    2,578,289  0
Berry Plastics Group Inc.            0   66,915,476  0
Caesars Entertainment Corp.          0   26,495,302  0
Charter Communications Inc           0   17,318,265  0
Charter Communications Inc           0      476,276  0
CIT Group Inc.                       0       50,000  0
Core Mark Holding Co Inc             0      499,562  0
Delta Air Lines, Inc.                0       22,446  0
Dun & Bradstreet Corp/The            0      150,000  0
Genworth Financial Inc               0       75,000  0
iShares iBoxx High Yield Corporate
  Bond                               0    1,000,000  0
Leap Wireless International, Inc.    0   36,000,000  0
LyondellBasell Industries NV         0   84,053,663  0
LyondellBasell Industries NV         0    3,641,663  0
Magnachip Semiconductor Corp         0      175,800  0
Metals USA Holdings Corp             0   19,728,650  0
Molycorp Inc.                        0    3,000,000  0
Navistar International Corp.         0      343,700  0
Nokia Corp                           0      500,000  0
Noranda Aluminum Holdings Corp.      0   32,840,000  0
Norwegian Cruise Lines Holdings
  Ltd.                               0   66,352,009  0
Quality Distribution Inc.            0    4,611,194  0
Radioshack Corp                      0      254,000  0
RAIT Financial Trust                 0      350,000  0
Realogy Holdings Corp                0   86,313,948  0
RELM Wireless Corp                   0      188,971  0
Rexnord Corp.                        0   62,554,045  0
SPDR S&P 500 ETF Trust               0    8,200,000  0
Verso Paper Corp.                    0   32,265,502  0
Walter Invt Mgmt Corp                0      109,800  0
Walter Invt Mgmt Corp                0   19,102,000  0
Xerium Technologies Inc              0       62,311  0